SIGNIFICANT ACCOUNTING POLICIES - Policyholders' Account Balances and Future Policy Benefits and Various Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Computer Software and Hosting Arrangements [Abstract]
Computer software and hosting arrangements	$ 162	$ 133
Amortization of computer software and hosting arrangements	$ 0	$ 46	$ 47
Minimum | Computer Software, Intangible Asset
Capitalized Computer Software and Hosting Arrangements [Abstract]
Intangible asset useful life (in years)	3 years
Maximum | Computer Software, Intangible Asset
Capitalized Computer Software and Hosting Arrangements [Abstract]
Intangible asset useful life (in years)	5 years